Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.9%)
Australia (0.7%)
	BHP Group Ltd. (XLON) Class DI	1,696,037	48,337
	Woodside Energy Group Ltd. (XLON)	437,661	8,255
			56,592
Brazil (0.8%)
	Ambev SA	13,825,610	28,219
	B3 SA - Brasil Bolsa Balcao	12,219,100	22,383
	XP Inc. Class A	641,875	11,291
			61,893
Canada (1.5%)
*	Shopify Inc. Class A (XTSE)	910,007	60,106
	Stella-Jones Inc.	488,468	31,874
	Magna International Inc.	720,847	30,204
			122,184
China (1.9%)
	Alibaba Group Holding Ltd.	3,796,979	34,222
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,298,800	32,173
	China Overseas Land & Investment Ltd.	13,343,000	23,096
*	PDD Holdings Inc. ADR	152,458	20,269
	ANTA Sports Products Ltd.	1,852,800	17,720
	Kweichow Moutai Co. Ltd. Class A	80,900	16,300
*	Li Auto Inc. Class A	1,063,258	9,522
			153,302
Denmark (1.2%)
	Novo Nordisk A/S Class B	559,812	80,101
*	Genmab A/S	70,490	17,664
			97,765
Finland (0.6%)
	Nokia OYJ	10,803,758	41,120
	Nokia OYJ ADR	2,677,936	10,122
			51,242
France (2.7%)
	Sanofi SA	486,547	46,924
	Cie Generale des Etablissements Michelin SCA	1,017,313	39,320
	ArcelorMittal SA	1,380,084	31,617
	Rexel SA	1,000,420	25,880
	Pernod Ricard SA	179,046	24,429
	LVMH Moet Hennessy Louis Vuitton SE	22,501	17,276
[1]	Amundi SA	236,083	15,269
	Hermes International SCA	5,755	13,292
	Sartorius Stedim Biotech	60,825	10,052
			224,059
Germany (1.7%)
	BASF SE	1,137,093	54,970
	Daimler Truck Holding AG	1,191,469	47,519
	Fresenius Medical Care AG	951,352	36,358
			138,847
Hong Kong (1.0%)
	AIA Group Ltd.	5,684,400	38,459
	Galaxy Entertainment Group Ltd.	5,569,220	25,919
*	Sands China Ltd.	6,898,800	14,345
			78,723
India (1.8%)
[1]	Reliance Industries Ltd. GDR	1,395,990	104,003
	HDFC Bank Ltd.	2,074,788	41,899
			145,902

Vanguard® Global Equity Fund
		Shares	Market Value ($000)
Ireland (1.2%)
	Ryanair Holdings plc ADR	831,466	96,816
Italy (0.4%)
	Enel SpA	5,322,484	36,931
*	Saipem SpA	10,000	26
			36,957
Japan (3.7%)
	Olympus Corp.	2,956,100	47,718
	Recruit Holdings Co. Ltd.	823,600	44,316
	Daiichi Sankyo Co. Ltd.	1,168,600	40,613
	SMC Corp.	61,400	29,254
	Shiseido Co. Ltd.	796,500	22,700
	Resona Holdings Inc.	3,396,000	22,591
[2]	Nippon Paint Holdings Co. Ltd.	3,303,900	21,597
	Keyence Corp.	44,436	19,449
*	Rakuten Group Inc.	3,611,800	18,711
	CyberAgent Inc.	1,960,900	12,289
	Sysmex Corp.	614,300	9,916
	Hoshizaki Corp.	273,500	8,699
			297,853
Netherlands (3.7%)
	Prosus NV	2,524,570	89,770
	ING Groep NV	2,717,976	46,702
	ASML Holding NV GDR (Registered)	45,222	46,250
	Randstad NV	933,998	42,406
	ASM International NV	43,605	33,331
*,1	Adyen NV	22,003	26,132
*	Argenx SE ADR	37,123	15,964
			300,555
Norway (0.3%)
	Schibsted ASA Class A	836,918	24,644
	Schibsted ASA Class B	110,730	3,098
			27,742
Other (0.1%)
[3]	Vanguard Growth ETF	13,665	5,111
Russia (0.0%)
*,4	Sberbank of Russia PJSC	3,912,108	—
*,4	VK Co. Ltd. GDR	128,137	—
*,4	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.7%)
*	Grab Holdings Ltd. Class A	8,475,101	30,087
*	Sea Ltd. ADR	350,825	25,056
			55,143
South Korea (1.6%)
*	Coupang Inc.	2,627,255	55,041
	Samsung Electronics Co. Ltd. (XKRX)	655,825	38,598
	Shinhan Financial Group Co. Ltd.	1,066,425	37,178
			130,817
Sweden (1.6%)
	Atlas Copco AB Class B	3,177,434	51,307
*	Spotify Technology SA	160,838	50,469
	Epiroc AB Class B	1,504,650	27,619
			129,395
Switzerland (1.1%)
	Cie Financiere Richemont SA Class A (Registered)	298,928	46,717
	UBS Group AG (Registered)	1,444,830	42,435
			89,152
Taiwan (2.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,740,000	110,807
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	357,389	62,118
	Hon Hai Precision Industry Co. Ltd.	5,220,745	34,373
			207,298

Vanguard® Global Equity Fund
		Shares	Market Value ($000)
United Kingdom (4.5%)
	CRH plc (SGMX)	1,343,509	99,560
*	Flutter Entertainment plc	258,449	47,011
	HSBC Holdings plc	4,946,844	42,701
	Barclays plc	15,265,434	40,338
	NatWest Group plc	8,984,360	35,345
	Tesco plc	8,971,690	34,656
	Standard Chartered plc	2,853,937	25,769
	J Sainsbury plc	6,811,147	21,944
	Bellway plc	548,568	17,467
			364,791
United States (61.6%)
*	Amazon.com Inc.	1,511,866	292,168
	NVIDIA Corp.	2,288,479	282,719
	Microsoft Corp.	579,698	259,096
	Meta Platforms Inc. Class A	290,471	146,461
	Elevance Health Inc.	259,891	140,825
	Mastercard Inc. Class A	304,377	134,279
	Martin Marietta Materials Inc.	242,158	131,201
	Alphabet Inc. Class A	608,164	110,777
	UnitedHealth Group Inc.	195,498	99,559
	Eli Lilly & Co.	107,984	97,767
	Alphabet Inc. Class C	518,813	95,161
	Moody's Corp.	222,872	93,814
*	Netflix Inc.	135,121	91,190
*	MercadoLibre Inc.	51,891	85,278
	Service Corp. International	1,148,110	81,665
*	Adobe Inc.	141,364	78,533
	Apple Inc.	370,544	78,044
*	Chipotle Mexican Grill Inc.	1,081,069	67,729
	Wells Fargo & Co.	1,030,355	61,193
	Cognizant Technology Solutions Corp. Class A	892,789	60,710
	Citigroup Inc.	933,692	59,252
	Analog Devices Inc.	256,701	58,595
*	Trade Desk Inc. Class A	549,911	53,710
	Capital One Financial Corp.	381,633	52,837
*	Alnylam Pharmaceuticals Inc.	217,142	52,765
	Visa Inc. Class A	200,620	52,657
*	DoorDash Inc. Class A	483,344	52,578
	Dow Inc.	970,853	51,504
	Prologis Inc.	456,328	51,250
	Shell plc	1,418,863	51,131
*	Charter Communications Inc. Class A	170,198	50,882
	Arthur J Gallagher & Co.	192,828	50,002
	Bank of America Corp.	1,249,888	49,708
	SS&C Technologies Holdings Inc.	738,060	46,254
	Lear Corp.	403,624	46,098
	Baxter International Inc.	1,370,878	45,856
	Humana Inc.	116,538	43,544
	CVS Health Corp.	732,928	43,287
	Texas Instruments Inc.	220,819	42,956
	Advanced Drainage Systems Inc.	266,120	42,683
*	ICON plc	129,087	40,465
*	Block Inc. (XNYS)	620,800	40,035
	S&P Global Inc.	89,612	39,967
*	Cloudflare Inc. Class A	481,727	39,901
	Edison International	540,225	38,794
	Eaton Corp. plc	119,361	37,426
	Royalty Pharma plc Class A	1,411,683	37,226
*	Markel Group Inc.	23,607	37,197
*	CBRE Group Inc. Class A	409,928	36,529
*	First Solar Inc.	159,509	35,963
	MetLife Inc.	476,240	33,427
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,123,143	33,245
	Entegris Inc.	243,570	32,979
*	AutoZone Inc.	10,643	31,547
	Roche Holding AG	110,704	30,672
*	Moderna Inc.	254,972	30,278
*	Chewy Inc. Class A	1,107,253	30,162

Vanguard® Global Equity Fund
		Shares	Market Value ($000)
*	Skyline Champion Corp.	441,803	29,932
	Gentex Corp.	886,894	29,897
	Comfort Systems USA Inc.	95,686	29,100
	PVH Corp.	273,044	28,907
	Medtronic plc	363,510	28,612
	Thermo Fisher Scientific Inc.	51,604	28,537
*	CoStar Group Inc.	382,331	28,346
*	Airbnb Inc. Class A	184,450	27,968
	Bristol-Myers Squibb Co.	668,044	27,744
	Global Payments Inc.	282,032	27,272
	Tyson Foods Inc. Class A	469,676	26,837
*	Datadog Inc. Class A	204,728	26,551
	Walt Disney Co.	266,088	26,420
*	Uber Technologies Inc.	362,322	26,334
*	Intuitive Surgical Inc.	58,651	26,091
*	Aptiv plc	339,848	23,932
*	Synopsys Inc.	38,644	22,995
*	Advanced Micro Devices Inc.	134,204	21,769
*	SiteOne Landscape Supply Inc.	178,320	21,650
	Equitable Holdings Inc.	523,294	21,382
*	Sweetgreen Inc. Class A	699,704	21,089
*	REVOLUTION Medicines Inc.	540,194	20,965
*	Dynatrace Inc.	461,262	20,637
*	AeroVironment Inc.	112,542	20,501
*	Shake Shack Inc. Class A	227,479	20,473
*	Floor & Decor Holdings Inc. Class A	195,910	19,475
*	YETI Holdings Inc.	507,715	19,369
*,2	Mobileye Global Inc. Class A	684,467	19,223
*	HubSpot Inc.	32,340	19,074
	Wingstop Inc.	43,303	18,302
*	Dayforce Inc.	351,633	17,441
*	Neogen Corp.	1,093,325	17,089
	Albemarle Corp.	175,394	16,754
*	MongoDB Inc.	64,407	16,099
	Brunswick Corp.	219,750	15,991
	Pool Corp.	50,852	15,628
	Newell Brands Inc.	2,406,073	15,423
	NOV Inc.	763,196	14,508
*	Exact Sciences Corp.	337,107	14,243
*	Clean Harbors Inc.	56,185	12,706
*	Unity Software Inc.	679,148	11,043
*	Certara Inc.	753,028	10,429
*	STAAR Surgical Co.	176,616	8,409
	Amdocs Ltd.	72,839	5,748
*,4	ABIOMED Inc. CVR	82,912	85
			5,012,511
Total Common Stocks (Cost $5,695,285)			7,884,650
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.380% (Cost $264,562)	2,646,086	264,582
Total Investments (100.2%) (Cost $5,959,847)			8,149,232
Other Assets and Liabilities—Net (-0.2%)			(16,358)
Net Assets (100%)			8,132,874
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $145,404,000, representing 1.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,011,000.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $29,436,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Vanguard® Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	494	136,381	84
MSCI EAFE Index	September 2024	436	51,082	93
MSCI Emerging Markets Index	September 2024	393	21,383	102
				279

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	9/18/24	AUD	2	USD	1	—	—
BNP Paribas	9/18/24	CAD	2	USD	2	—	—
Barclays Bank plc	9/19/24	HKD	12	USD	2	—	—
State Street Bank & Trust Co.	9/18/24	JPY	563	USD	4	—	—
Toronto-Dominion Bank	9/18/24	USD	9	CHF	8	—	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	336	EUR	309	4	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	31	GBP	24	—	—
Bank of America, N.A.	9/18/24	USD	211	SEK	2,195	3	—
						7	—
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® Global Equity Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,114,700	81,803	85	5,196,588
Common Stocks—Other	417,303	2,270,759	—	2,688,062
Temporary Cash Investments	264,582	—	—	264,582
Total	5,796,585	2,352,562	85	8,149,232
Derivative Financial Instruments
Assets
Futures Contracts[1]	279	—	—	279
Forward Currency Contracts	—	7	—	7
Total	279	7	—	286
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Growth ETF	—	241,233	243,911	7,077	712	54	—	5,111
Vanguard Market Liquidity Fund	192,477	NA1	NA1	(4)	6	9,150	1	264,582
Vanguard Total World Stock ETF	33,307	69,711	105,334	2,057	260	321	—	—
Total	225,784	310,944	349,245	9,130	978	9,525	1	269,693
1	Not applicable—purchases and sales are for temporary cash investment purposes.